Note 14 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 1,467,644	$ 1,335,769
Operating income (loss)	181,067	70,524
Identifiable assets	909,348	909,309
Capital expenditures	71,431	65,686
Depreciation and amortization	32,375	30,933
Continuing Operations [Member]
Net sales	1,467,644	1,335,769
Operating income (loss)	181,067
Identifiable assets	908,232	908,068
Capital expenditures	71,450	66,440
Depreciation and amortization	32,376	30,933
Fruit and Vegetable Segment [Member] | Continuing Operations [Member]
Net sales	1,363,263	1,202,528
Operating income (loss)	175,810	65,921
Identifiable assets	853,602	853,438
Capital expenditures	67,963	63,543
Depreciation and amortization	29,534	26,486
Prepared Foods [Member] | Continuing Operations [Member]
Net sales	71,866	105,044
Operating income (loss)	1,967	3,774
Identifiable assets	51,803	51,803
Capital expenditures	1,451	2,122
Depreciation and amortization	2,299	3,564
Snack Segment [Member] | Continuing Operations [Member]
Net sales	10,999	11,475
Operating income (loss)	705	837
Identifiable assets	2,054	2,054
Capital expenditures	508	19
Depreciation and amortization	194	207
Corporate and Other [Member] | Continuing Operations [Member]
Net sales	21,516	16,722
Operating income (loss)	2,585	(8)
Identifiable assets	773	773
Capital expenditures	1,528	756
Depreciation and amortization	$ 349	$ 676